DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
August 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.5%
Austria — 1.1%
ANDRITZ AG
688 48,414
BAWAG Group AG, 144A *
848 109,625
CA Immobilien Anlagen AG
422 11,572
CPI Europe AG *
355 7,746
DO & CO AG
91 24,167
Erste Group Bank AG
3,281 312,066
EVN AG
355 9,718
Kontron AG
394 11,265
Lenzing AG *
198 6,127
Oesterreichische Post AG
389 13,107
OMV AG
1,606 88,419
Palfinger AG
147 6,346
Porr AG
89 3,087
Raiffeisen Bank International AG
1,434 47,611
SBO AG
147 4,695
UNIQA Insurance Group AG
1,077 15,599
Verbund AG
684 48,773
Vienna Insurance Group AG
Wiener Versicherung Gruppe
367 19,020
voestalpine AG
1,167 38,637
Wienerberger AG
1,065 37,079
(Cost $630,769)
863,073
Belgium — 2.9%
Ackermans & van Haaren NV
242 62,738
Aedifica SA REIT
515 39,554
Ageas SA/NV
1,620 114,093
Anheuser-Busch InBev SA/NV
10,316 646,158
Azelis Group NV
1,720 25,636
Barco NV
645 10,587
Bekaert SA
387 17,386
Cofinimmo SA REIT
365 32,645
Colruyt Group NV
393 17,278
Deme Group NV
89 13,557
D'ieteren Group
218 47,208
Elia Group SA/NV
503 57,551
Euronav NV *
1,270 10,861
Fagron
698 16,944
Financiere de Tubize SA
205 38,325
Galapagos NV *
348 10,968
Groupe Bruxelles Lambert NV
899 78,986
KBC Ancora
450 34,851
KBC Group NV
2,403 283,236
Kinepolis Group NV
147 5,864
Lotus Bakeries NV
4 39,168
Melexis NV
216 17,082
Montea NV REIT
177 14,143
Ontex Group NV *
698 5,316
Proximus SADP
1,307 11,323
Recticel SA
423 4,642
Number
of Shares Value $
Retail Estates NV REIT
132 10,717
Sofina SA
156 47,196
Solvay SA
781 25,675
Syensqo SA
745 65,787
Tessenderlo Group SA
233 7,101
UCB SA
1,343 314,000
Umicore SA
2,232 34,834
Vastned NV REIT
121 4,034
VGP NV
123 14,030
Warehouses De Pauw CVA REIT
1,774 45,493
X-Fab Silicon Foundries SE,
144A *
452 3,686
Xior Student Housing NV REIT
326 11,537
(Cost $1,926,377)
2,240,190
Finland — 3.2%
Citycon OYJ *
1,277 5,381
Elisa OYJ
1,491 79,402
Finnair OYJ *
716 2,629
Fortum OYJ
4,677 80,925
Harvia OYJ
177 7,952
Hiab OYJ
418 27,532
Huhtamaki OYJ
932 33,103
Kalmar OYJ, Class B
418 19,228
Kemira OYJ
1,286 29,729
Kempower OYJ *
176 3,268
Kesko OYJ, Class B
2,777 61,565
Kojamo OYJ *
1,390 17,026
Kone OYJ, Class B
3,561 223,799
Konecranes OYJ
688 56,664
Mandatum OYJ
4,208 28,917
Marimekko OYJ
273 3,826
Metsa Board OYJ, Class B
1,837 6,735
Metso Corp.
6,368 82,284
Neste OYJ
4,409 80,931
Nokia OYJ
54,265 233,560
Nokian Renkaat OYJ
1,260 11,852
Nordea Bank Abp
32,587 497,131
Orion OYJ, Class B
1,134 90,479
Outokumpu OYJ
4,624 19,009
Puuilo OYJ
979 15,267
QT Group OYJ *
202 11,121
Revenio Group OYJ
239 6,669
Sampo OYJ, Class A
25,386 291,230
Stora Enso OYJ, Class R
5,934 69,269
TietoEVRY OYJ
1,127 21,043
Tokmanni Group Corp.
516 5,590
UPM-Kymmene OYJ
5,561 158,287
Valmet OYJ
1,663 57,724
Wartsila OYJ Abp
5,263 154,176
YIT OYJ *
1,226 4,641
(Cost $2,249,974)
2,497,944

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
France — 28.8%
Accor SA
2,072 102,464
Aeroports de Paris SA
402 52,815
Air France-KLM *
1,169 18,347
Air Liquide SA
6,021 1,241,289
Airbus SE
6,205 1,299,839
Alstom SA *
3,658 87,901
Altarea SCA REIT
60 7,118
Alten SA
293 22,589
Amundi SA, 144A
615 45,436
Antin Infrastructure Partners SA
362 4,828
Arkema SA
589 41,758
Assystem SA
10 525
Aubay
32 1,703
AXA SA
18,506 861,461
Beneteau SACA
222 2,169
BioMerieux
454 63,046
BNP Paribas SA
10,617 954,293
Bollore SE
7,682 44,828
Bouygues SA
1,966 84,273
Bureau Veritas SA
3,495 105,328
Capgemini SE
1,704 242,112
Carmila SA REIT *
713 14,347
Carrefour SA
6,149 88,950
Cie de Saint-Gobain SA
4,714 508,475
Cie des Alpes
224 5,805
Cie Generale des Etablissements
Michelin SCA
7,073 255,937
Clariane SE *
1,596 7,991
Coface SA
1,212 22,814
Covivio SA REIT
658 43,070
Credit Agricole SA
11,296 206,554
Danone SA
6,720 559,598
Dassault Aviation SA
203 64,122
Dassault Systemes SE
7,030 218,769
Derichebourg SA
1,050 7,346
Edenred SE
2,545 73,542
Eiffage SA
719 90,425
Elior Group SA, 144A *
943 2,769
Elis SA
1,713 46,895
Emeis SA *
892 12,742
Engie SA
19,055 394,354
Equasens
60 3,211
Eramet SA (a)
92 5,489
EssilorLuxottica SA
3,138 955,233
Esso SA Francaise
28 3,187
Etablissements Maurel et Prom
SA
472 2,805
Eurazeo SE
450 29,429
Eutelsat Communications SACA
*
1,807 6,564
Exail Technologies SA *
94 12,559
Number
of Shares Value $
Exosens SAS
287 13,195
FDJ UNITED
1,162 37,411
Fnac Darty SA
147 5,065
Forvia SE *
1,616 21,533
Gaztransport Et Technigaz SA
358 66,761
Gecina SA REIT
469 46,007
Getlink SE
3,318 62,690
Havas NV *
9,007 15,806
Hermes International SCA
331 809,713
ICADE REIT
389 9,439
ID Logistics Group SACA *
31 14,869
Imerys SA
326 8,330
Interparfums SA
268 9,889
Ipsen SA
373 50,619
IPSOS SA
419 17,402
JCDecaux SE
625 10,756
Kaufman & Broad SA
120 4,022
Kering SA
780 209,105
Klepierre SA REIT
2,398 93,533
Legrand SA
2,757 419,627
LISI SA
150 7,967
L'Oreal SA
2,504 1,165,621
Louis Hachette Group
6,286 12,083
LVMH Moet Hennessy Louis
Vuitton SE
2,609 1,538,650
Manitou BF SA
89 1,960
Mercialys SA REIT
1,014 12,859
Mersen SA
203 5,759
Metropole Television SA
239 3,680
Nexans SA
327 49,809
Nexity SA *
389 3,927
Opmobility
541 8,722
Orange SA
19,321 314,191
Pernod Ricard SA
2,150 244,486
Peugeot Invest SA
32 2,890
Pierre Et Vacances SA *
746 1,363
Planisware SA
197 4,231
Pluxee NV
943 19,196
Publicis Groupe SA
2,401 221,456
Quadient SA
326 6,095
Remy Cointreau SA
242 14,835
Renault SA
2,001 78,657
Rexel SA
2,327 75,355
Rubis SCA
851 28,155
Safran SA
3,764 1,254,560
Sanofi SA
11,500 1,136,717
Sartorius Stedim Biotech
297 60,771
Schneider Electric SE
5,730 1,408,077
SCOR SE
1,505 49,300
SEB SA
239 17,392
Seche Environnement SACA
24 2,625
Societe BIC SA
177 11,058

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Societe Generale SA
7,528 464,306
Sodexo SA
918 55,095
SOITEC *
254 10,531
Sopra Steria Group
163 30,244
SPIE SA
1,495 82,798
Technip Energies NV
1,398 64,570
Teleperformance SE
540 41,645
Television Francaise 1 SA
365 3,602
Thales SA
972 256,085
TotalEnergies SE
21,433 1,341,485
Trigano SA
88 15,525
Ubisoft Entertainment SA *
1,227 13,419
Unibail-Rodamco-Westfield
REIT *
1,270 131,937
Valeo SE
2,067 25,040
Vallourec SACA
1,697 30,435
Veolia Environnement SA
6,610 218,149
Vicat SACA
181 12,663
Vinci SA
5,158 699,381
Virbac SACA
36 14,109
Vivendi SE *
6,087 21,762
Voltalia SA *
297 2,364
VusionGroup
84 21,069
Wavestone
60 3,447
Wendel SE
303 29,191
Worldline SA, 144A *
2,568 8,532
(Cost $20,075,956)
22,212,707
Germany — 27.0%
1&1 AG
392 9,378
Adesso SE
28 2,850
adidas AG
1,791 348,552
AIXTRON SE
1,170 17,158
Allianz SE
4,026 1,701,260
AlzChem Group AG
72 12,197
Atoss Software SE
82 9,843
Aurubis AG
332 37,675
Auto1 Group SE *
1,368 46,252
BASF SE
9,315 494,316
Bayer AG
10,256 336,678
Bayerische Motoren Werke AG
3,004 314,397
Bechtle AG
889 40,374
Beiersdorf AG
1,054 121,137
Bilfinger SE
382 39,573
Brenntag SE
1,299 80,362
CANCOM SE
262 7,034
Carl Zeiss Meditec AG
421 21,228
CECONOMY AG *
1,633 8,501
Cewe Stiftung & Co. KGaA
32 3,601
Commerzbank AG
8,048 307,129
Continental AG
1,150 100,904
Covestro AG *
1,884 130,923
Number
of Shares Value $
CTS Eventim AG & Co. KGaA
639 59,843
CureVac NV *
1,226 6,583
Daimler Truck Holding AG
5,012 235,539
Delivery Hero SE, 144A *
1,969 52,244
Dermapharm Holding SE
176 6,774
Deutsche Bank AG (b)
19,340 679,456
Deutsche Boerse AG
1,967 578,981
Deutsche Lufthansa AG
6,174 57,466
Deutsche Pfandbriefbank AG,
144A
1,289 7,970
Deutsche Post AG
10,022 455,858
Deutsche Telekom AG
36,393 1,329,229
Deutz AG
1,327 13,801
Douglas AG *
354 5,036
Duerr AG
535 13,269
E.ON SE
23,445 418,145
Eckert & Ziegler SE
441 8,910
Elmos Semiconductor SE
90 8,592
Energiekontor AG
58 2,955
Evonik Industries AG
2,901 55,965
Evotec SE *
1,529 10,733
Fielmann Group AG
338 20,523
flatexDEGIRO AG
924 30,549
Formycon AG *
96 2,712
Fraport AG Frankfurt Airport
Services Worldwide *
389 33,290
Freenet AG
1,184 39,505
Fresenius Medical Care AG
2,275 116,548
Fresenius SE & Co. KGaA
4,521 245,468
Friedrich Vorwerk Group SE
64 5,391
GEA Group AG
1,543 112,281
Gerresheimer AG
383 19,321
GFT Technologies SE
176 3,612
GRENKE AG
269 5,306
Hamborner REIT AG REIT
777 5,227
Hannover Rueck SE
625 181,920
Heidelberg Materials AG
1,429 337,701
HelloFresh SE *
1,690 14,943
Henkel AG & Co. KGaA
1,078 82,795
Hensoldt AG
661 68,553
Hornbach Holding AG & Co.
KGaA
96 11,680
HUGO BOSS AG
417 20,534
Hypoport SE *
27 4,511
Infineon Technologies AG
13,682 559,590
IONOS Group SE *
498 22,227
Jenoptik AG
628 12,490
JOST Werke SE, 144A
120 7,356
K+S AG
1,584 21,404
KION Group AG
776 50,476
Kloeckner & Co. SE
632 4,355
Knorr-Bremse AG
756 78,893

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Krones AG
147 22,598
LANXESS AG
928 26,317
LEG Immobilien SE
787 65,877
MBB SE
3 578
Mercedes-Benz Group AG
7,556 471,602
Merck KGaA
1,343 170,159
MTU Aero Engines AG
571 254,513
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
1,362 867,769
Mutares SE & Co. KGaA
154 5,144
Nagarro SE
89 5,477
Nemetschek SE
600 82,829
Nordex SE *
1,360 33,253
Norma Group SE
241 4,483
Northern Data AG *
148 2,943
PATRIZIA SE
394 3,425
Pfeiffer Vacuum Technology AG
32 5,885
PNE AG (a)
329 5,350
ProSiebenSat.1 Media SE
1,271 12,528
Puma SE
958 24,085
Rational AG
54 40,242
RENK Group AG
753 54,997
Rheinmetall AG
476 940,837
RWE AG
6,609 264,739
SAF-Holland SE
529 9,853
Salzgitter AG
302 7,872
SAP SE
10,893 2,952,723
Schaeffler AG
2,211 15,287
Schott Pharma AG & Co. KGaA
421 11,230
Scout24 SE, 144A
796 103,088
Secunet Security Networks AG
28 6,329
SGL Carbon SE *
921 3,647
Siemens AG
7,941 2,198,058
Siemens Energy AG *
7,101 753,654
Siemens Healthineers AG, 144A
3,520 194,825
Siltronic AG
177 7,351
Sixt SE
147 14,541
Stabilus SE
244 6,751
Stroeer SE & Co. KGaA
391 18,983
Suedzucker AG
627 7,350
SUSS MircoTec SE
218 6,483
Symrise AG
1,427 138,197
TAG Immobilien AG
1,668 29,856
Talanx AG
677 93,300
TeamViewer SE, 144A *
1,382 14,656
thyssenkrupp AG
5,241 55,355
Thyssenkrupp Nucera AG & Co.
KGaA, 144A *
298 3,162
TUI AG *
4,545 46,515
United Internet AG
732 23,379
Vonovia SE
7,868 254,328
Number
of Shares Value $
Vossloh AG
94 9,260
Wacker Chemie AG
203 15,484
Wacker Neuson SE
268 7,870
Wuestenrot &
Wuerttembergische AG
176 2,874
Zalando SE, 144A *
2,388 66,491
(Cost $16,379,520)
20,762,214
Ireland — 1.6%
AerCap Holdings NV
1,849 228,351
AIB Group PLC
22,045 178,986
Bank of Ireland Group PLC
10,351 153,066
Cairn Homes PLC
6,937 17,895
Dalata Hotel Group PLC
1,932 14,398
Glanbia PLC
2,138 35,568
Glenveagh Properties PLC,
144A *
6,607 15,088
Irish Residential Properties REIT
PLC REIT
4,944 5,564
Kerry Group PLC, Class A
1,680 153,599
Kingspan Group PLC
1,622 125,050
Ryanair Holdings PLC
9,036 266,923
Uniphar PLC
2,472 11,713
(Cost $1,031,541)
1,206,201
Italy — 9.5%
A2A SpA
17,127 43,039
ACEA SpA
476 11,260
AMCO - Asset Management Co
SpA, Class B * (c)
13 0
Amplifon SpA
1,481 26,968
Ariston Holding NV
496 2,590
Arnoldo Mondadori Editore SpA
842 2,044
Ascopiave SpA
447 1,645
Azimut Holding SpA
1,307 46,881
Banca Generali SpA
632 36,791
Banca IFIS SpA
243 6,567
Banca Mediolanum SpA
2,383 48,174
Banca Monte dei Paschi di Siena
SpA
8,390 76,983
Banca Popolare di Sondrio SpA
843 12,170
Banco BPM SpA
11,909 163,357
BFF Bank SpA, 144A *
1,932 25,292
BPER Banca SPA
15,468 160,657
Brembo NV
1,483 16,413
Brunello Cucinelli SpA
335 38,729
Buzzi SpA
860 43,645
Carel Industries SpA, 144A
413 11,258
Cembre SpA
131 9,579
Cementir Holding NV
472 7,753
CIR SpA-Compagnie Industriali *
6,816 5,016
Credito Emiliano SpA
814 12,799
Danieli & C Officine Meccaniche
SpA
118 5,522

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Danieli & C Officine Meccaniche
SpA-RSP
366 12,289
Davide Campari-Milano NV
6,509 48,948
De' Longhi SpA
842 29,493
DiaSorin SpA
248 25,004
El.En. SpA
421 5,812
Enav SpA, 144A
2,653 13,054
Enel SpA
84,646 780,733
Eni SpA
21,326 380,277
ERG SpA
692 16,726
Ferrari NV
1,316 626,151
Ferretti SpA (a)
1,575 4,953
Fila SpA
205 2,091
Fincantieri SpA *
838 19,960
FinecoBank Banca Fineco SpA
6,410 140,608
Generali
8,867 346,060
GVS SpA, 144A *
603 3,185
Hera SpA
8,593 36,935
Industrie De Nora SpA
326 2,517
Infrastrutture Wireless Italiane
SpA, 144A
3,212 38,930
Intercos SpA
542 7,571
Interpump Group SpA
734 34,864
Intesa Sanpaolo SpA
148,195 931,883
Iren SpA
5,903 17,831
Italgas SpA
6,331 56,920
Iveco Group NV
1,902 40,887
Juventus Football Club SpA *
1,273 4,373
Leonardo SpA
4,313 245,881
Lottomatica Group SpA
2,825 76,741
LU-VE SpA
182 7,250
Maire SpA
1,410 20,356
MARR SpA
326 3,688
Mediobanca Banca di Credito
Finanziario SpA
5,646 136,729
MFE-MediaForEurope NV, Class
A
1,468 5,345
MFE-MediaForEurope NV, Class
B
452 2,402
Moncler SpA
2,463 143,122
Newprinces SpA *
333 9,778
Nexi SpA, 144A
5,670 35,966
OVS SpA, 144A
2,055 9,910
Pharmanutra SpA
31 1,768
Piaggio & C SpA
1,511 3,530
Pirelli & C SpA, 144A
3,824 26,180
Poste Italiane SpA, 144A
4,782 111,945
Prysmian SpA
2,964 259,098
RAI Way SpA, 144A
942 6,656
Recordati Industria Chimica e
Farmaceutica SpA
1,181 72,882
Reply SpA
233 33,555
Saipem SpA
15,405 43,254
Number
of Shares Value $
Salvatore Ferragamo SpA *
866 4,764
Sanlorenzo SpA
120 4,584
Sesa SpA
89 7,721
Snam SpA
21,004 127,876
SOL SpA
368 22,258
Tamburi Investment Partners
SpA
1,012 9,685
Technogym SpA, 144A
1,236 21,097
Technoprobe SpA *
1,572 12,432
Telecom Italia SpA *
106,893 51,222
Terna - Rete Elettrica Nazionale
14,605 146,875
UniCredit SpA
14,630 1,130,318
Unipol Assicurazioni SpA
3,958 82,654
Webuild SpA
6,338 28,547
Wiit SpA
56 1,225
Zignago Vetro SpA
326 3,127
(Cost $5,223,490)
7,353,608
Luxembourg — 0.7%
APERAM SA
481 14,597
ArcelorMittal SA
5,110 170,139
Aroundtown SA *
8,783 34,813
Befesa SA, 144A
352 11,300
CVC Capital Partners PLC, 144A
2,176 43,913
d'Amico International Shipping
SA
504 2,347
Eurofins Scientific SE
1,267 96,080
Grand City Properties SA *
718 9,257
RTL Group SA
374 15,401
SES SA
4,056 28,328
Shurgard Self Storage Ltd. REIT
395 15,527
Tenaris SA
3,950 71,697
(Cost $480,113)
513,399
Netherlands — 12.8%
Aalberts NV
951 33,288
ABN AMRO Bank NV CVA, 144A
5,961 171,904
Adyen NV, 144A *
263 441,342
Aegon Ltd.
13,760 108,210
Akzo Nobel NV
1,789 123,484
AMG Critical Materials NV
297 9,124
Arcadis NV
708 32,651
Argenx SE *
639 451,530
ASM International NV
491 235,915
ASML Holding NV
4,109 3,060,215
ASR Nederland NV
1,533 106,316
Basic-Fit NV, 144A * (a)
516 15,080
BE Semiconductor Industries NV
771 103,820
Brunel International NV
239 2,416
Corbion NV
568 11,449
Eurocommercial Properties NV
REIT
423 13,411
Euronext NV, 144A
831 137,176

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
EXOR NV
911 91,284
Ferrovial SE
5,403 295,126
Flow Traders Ltd. *
297 8,805
Fugro NV
1,399 19,280
Heineken Holding NV
1,359 96,268
Heineken NV
2,996 241,847
IMCD NV
620 69,618
ING Groep NV
31,504 750,400
JDE Peet's NV
1,921 70,208
Just Eat Takeaway.com NV,
144A *
1,989 46,958
Koninklijke Ahold Delhaize NV
9,414 377,211
Koninklijke BAM Group NV
3,211 28,606
Koninklijke Heijmans N.V.
304 20,894
Koninklijke KPN NV
41,545 198,108
Koninklijke Philips NV
8,049 221,759
Koninklijke Vopak NV
545 26,345
NN Group NV
2,871 197,564
OCI NV *
1,091 6,231
Pharming Group NV *
8,426 12,361
Pharvaris NV *
199 4,308
PostNL NV (a)
4,888 5,518
Prosus NV *
13,673 844,752
QIAGEN NV
2,351 109,220
Randstad NV
1,116 52,734
Redcare Pharmacy NV, 144A
* (a)
173 16,475
SBM Offshore NV
1,468 40,119
Signify NV, 144A
1,263 33,334
Sligro Food Group NV
239 3,037
Stellantis NV
21,205 203,027
TKH Group NV
422 17,092
TomTom NV *
632 3,893
Universal Music Group NV
11,518 325,285
Van Lanschot Kempen NV
338 20,641
Wereldhave NV REIT
355 7,717
Wolters Kluwer NV
2,487 313,067
(Cost $8,691,785)
9,836,423
Poland — 0.0%
InPost SA *
(Cost $31,357)
2,253 32,710
Portugal — 0.6%
Altri SGPS SA
574 3,378
Banco Comercial Portugues SA,
Class R
86,358 73,146
Corticeira Amorim SGPS SA
449 3,966
CTT-Correios de Portugal SA
926 7,952
EDP SA
33,047 146,412
Galp Energia SGPS SA
4,249 82,517
Jeronimo Martins SGPS SA
2,917 72,142
Mota-Engil SGPS SA
855 5,056
Number
of Shares Value $
Navigator Co. SA
2,261 8,771
NOS SGPS SA
2,325 10,622
REN - Redes Energeticas
Nacionais SGPS SA
4,234 14,811
Semapa-Sociedade de
Investimento e Gestao
215 4,442
Sonae SGPS SA
6,095 9,113
(Cost $364,666)
442,328
Spain — 9.4%
Acciona SA
245 48,497
Acerinox SA
1,732 21,377
ACS Actividades de
Construccion y Servicios SA
1,963 148,240
Aedas Homes SA, 144A
111 2,747
Aena Sme SA, 144A
7,837 226,829
Almirall SA
1,058 13,813
Amadeus IT Group SA
4,746 397,548
Atresmedia Corp. de Medios de
Comunicacion SA
764 4,657
Banco Bilbao Vizcaya Argentaria
SA
60,103 1,089,173
Banco de Sabadell SA
52,596 199,672
Banco Santander SA
155,315 1,482,698
Bankinter SA
7,171 106,922
CaixaBank SA
40,700 406,156
Cellnex Telecom SA, 144A *
5,197 184,771
CIE Automotive SA
506 15,954
Construcciones y Auxiliar de
Ferrocarriles SA
176 10,645
Distribuidora Internacional de
Alimentacion SA *
119 3,515
EDP Renovaveis SA
3,425 40,229
eDreams ODIGEO SA *
690 6,918
Enagas SA
2,601 40,516
Ence Energia y Celulosa SA (a)
977 3,216
Endesa SA
3,370 102,664
Fluidra SA
1,049 29,871
Gestamp Automocion SA, 144A
700 2,827
Grenergy Renovables SA *
102 7,804
Grifols SA
2,925 41,303
HBX Group International PLC *
821 7,136
Iberdrola SA
66,139 1,243,821
Indra Sistemas SA
788 31,787
Industria de Diseno Textil SA
11,372 561,434
Inmobiliaria Colonial Socimi SA
REIT
3,075 20,272
Laboratorios Farmaceuticos
Rovi SA
261 17,710
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros
6,028 9,408
Logista Integral SA
718 23,520
Melia Hotels International SA
977 9,070
Merlin Properties Socimi SA
REIT
4,147 61,761

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Neinor Homes SA, 144A *
585 11,662
Pharma Mar SA *
148 14,077
Prosegur Cash SA, 144A
4,615 3,833
Prosegur Cia de Seguridad SA
1,078 3,342
Redeia Corp. SA
4,082 79,322
Repsol SA
12,420 203,568
Sacyr SA
6,217 26,227
Solaria Energia y Medio
Ambiente SA *
827 13,385
Tecnicas Reunidas SA *
530 14,063
Telefonica SA
38,083 203,965
Unicaja Banco SA, 144A
10,534 29,207
Vidrala SA
225 24,243
Viscofan SA
454 31,762
(Cost $5,197,870)
7,283,137
Switzerland — 0.5%
DSM-Firmenich AG
1,937 189,219
STMicroelectronics NV
3,350 91,121
STMicroelectronics NV, Class Y
3,900 105,261
(Cost $368,473)
385,601
United Kingdom — 0.4%
Allfunds Group PLC
3,643 25,572
Coca-Cola Europacific Partners
PLC
2,397 212,997
International Consolidated
Airlines Group SA
12,945 66,817
(Cost $258,428)
305,386
TOTAL COMMON STOCKS
(Cost $62,910,319)
75,934,921
PREFERRED STOCKS — 0.9%
Germany — 0.9%
Bayerische Motoren Werke AG
569 54,452
Dr Ing hc F Porsche AG, 144A (a)
1,208 64,091
Draegerwerk AG & Co. KGaA
78 6,041
FUCHS SE
717 34,408
Henkel AG & Co. KGaA
1,673 141,039
Jungheinrich AG
457 16,071
Porsche Automobil Holding SE
1,540 65,562
Sartorius AG
265 61,447
Sixt SE
240 16,734
STO SE & Co. KGaA
28 4,069
Volkswagen AG
2,168 252,569
(Cost $787,905)
716,483
RIGHTS — 0.0%
Italy — 0.0%
Telecom Italia SpA* , expires
9/26/25(c)
(Cost $0)
106,893 0
Number
of Shares Value $
WARRANTS — 0.0%
Italy — 0.0%
Webuild SpA* (c)
,
expires
8/2/30
(Cost $0)
38 137
EXCHANGE-TRADED FUNDS
— 0.1%
iShares Currency Hedged MSCI
Eurozone ETF
500 20,390
iShares MSCI Eurozone ETF
50 2,990
(Cost $20,030)
23,380
SECURITIES LENDING
COLLATERAL — 0.2%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.24%
(d)(e)
(Cost $117,997)
117,997 117,997
CASH EQUIVALENTS — 1.2%
DWS Government Money Market
Series "Institutional Shares",
4.25% (d)
(Cost $958,546)
958,546 958,546
TOTAL INVESTMENTS
— 100.9%
(Cost $64,794,797)
77,751,464
Other assets and liabilities,
net — (0.9%)
(656,576)
NET ASSETS — 100.0%
77,094,888

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2025 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2025
Value ($) at
8/31/2025
COMMON STOCKS — 0.9%
Germany — 0.9%
Deutsche Bank AG (b)
545,004 30,914 (42,271) 9,022 136,787 — — 19,340 679,456
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.24% (d)(e)
700,075 — (582,078) (f) — — 2,133 — 117,997 117,997
CASH EQUIVALENTS — 1.2%
DWS Government Money Market Series "Institutional Shares", 4.25% (d)
166,743 3,588,208 (2,796,405) — — 5,066 — 958,546 958,546
1,411,822 3,619,122 (3,420,754) 9,022 136,787 7,199 — 1,095,883 1,755,999
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2025 amounted to $110,527, which is 0.1% of net assets.
(b)
Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)
Investment was valued using significant unobservable inputs.
(d)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2025.
CVA: Certificaten Van Aandelen (Dutch Certificate)
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
At August 31, 2025 the Xtrackers MSCI Eurozone Hedged Equity ETF had the following sector diversification:
At August 31, 2025, open futures contracts purchased were as follows:
At August 31, 2025, the Fund had the following forward foreign currency contracts outstanding:
Currency Abbreviations
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds, Securities
Lending Collateral
and Cash
Equivalents
Financials
18,464,579 24 .1
Industrials
16,124,777 21 .0
Consumer Discretionary
8,472,330 11 .1
Information Technology
8,318,641 10 .9
Health Care
5,125,022 6 .7
Consumer Staples
4,615,625 6 .0
Utilities
4,500,176 5 .9
Materials
3,900,592 5 .0
Communication Services
3,460,178 4 .5
Energy
2,563,726 3 .4
Real Estate
1,105,895 1 .4
Total
76,651,541 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Depreciation ( $ )
EURO STOXX  50 Index
EUR 6 378,700 376,381 9/19/2025 (2,319)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
The Bank of New York Mellon
9/3/2025 EUR 2,958,000 USD 3,392,243 — (68,992)
The Bank of New York Mellon
9/3/2025 EUR 64,228,230 USD 73,658,540 — (1,496,631)
Morgan Stanley Capital
9/3/2025 USD 77,601,048 EUR 66,296,330 — (25,938)
The Bank of New York Mellon
9/3/2025 USD 1,036,275 EUR 889,900 5,021 —
Morgan Stanley Capital
10/2/2025 EUR 66,296,330 USD 77,745,110 25,275 —
Morgan Stanley Capital
10/2/2025 USD 601,824 EUR 513,000 — (429)
Total unrealized appreciation (depreciation)
30,296 (1,591,990)
EUR Euro
USD U.S. Dollar

10 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DBEZ-PH1
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 75,934,921 $ — $ 0 $ 75,934,921
Preferred Stocks
716,483 — — 716,483
Rights
— — 0 0
Warrants
— — 137 137
Exchange-Traded Funds
23,380 — — 23,380
Short-Term Investments (a)
1,076,543 — — 1,076,543
Derivatives (b)
Forward Foreign Currency Contracts
— 30,296 — 30,296
TOTAL
$ 77,751,327 $ 30,296 $ 137 $ 77,781,760
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (1,591,990) $ — $ (1,591,990)
Futures Contracts
(2,319) — — (2,319)
TOTAL
$ (2,319) $ (1,591,990) $ — $ (1,594,309)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.